Property and Equipment - Components of Property and Equipment, Net (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Building	$ 69,556	$ 69,556
Equipment	7,239,017	7,222,208
Furniture and fixtures	562,485	622,944
Software	1,092,484	1,185,290
Leasehold improvements	3,168,377	3,196,590
Property, Plant and Equipment, Gross, Total	12,131,919	12,296,588
Less-accumulated depreciation	(10,071,210)	(9,869,950)
Property and equipment, net	$ 2,060,709	$ 2,426,638